Non-cash share-based compensation - Summary of Information on Warrants Activity (Detail) - Warrants [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Equity outstanding, beginning balance	899,225	852,260
Warrants exercisable, granted	0	0
Warrants exercisable, exercised	0	0
Warrants exercisable, forfeited or expired	0	0
Equity outstanding, ending balance	896,225	899,225	852,260
Weighted- average exercise price per share, beginning balance	€ 27.15	€ 35.35
Weighted- average exercise price per share, granted	0	0
Weighted- average exercise price per share, exercised		0
Weighted- average exercise price per share, forfeited or expired	0	0
Weighted- average exercise price per share, ending balance	€ 27.18	€ 27.15	€ 35.35
Equity outstanding, beginning balance	899,225	918,927
Warrants outstanding, granted	0	0
Warrants outstanding, exercised	(3,000)	(19,702)
Warrants outstanding, forfeited or expired	0	0
Equity outstanding, ending balance	896,225	899,225	918,927
Weighted average exercise price per share, beginning balance	€ 27.15	€ 35.12
Weighted average exercise price per share, granted	0	0
Weighted average exercise price per share, exercised	18.68	8.28
Weighted average exercise price per share, forfeited or expired	0	0
Weighted average exercise price per share, ending balance	€ 27.18	€ 27.15	€ 35.12
Remaining Average Useful Life	4.9y	5.3y	6.9y